Total
PD Aggregate Bond Index Portfolio
PD Aggregate Bond Index Portfolio
Investment Goal
This Fund seeks investment results that correspond generally to the total return of an index that tracks the U.S. dollar-denominated investment grade bond market.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PD Aggregate Bond Index Portfolio Class P
Management Fee	0.14%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.20%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
PD Aggregate Bond Index Portfolio | Class P | USD ($)	20	64	113	255

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2022, the portfolio turnover rate was 64% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in debt instruments included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). These debt securities are those that are included in the Bloomberg US Aggregate Bond Index (“Aggregate Bond Index”) or are those debt securities that the sub-adviser has determined have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Aggregate Bond Index, such as mortgage TBA (or “to be announced”) transactions, U.S. government and agency securities, corporate securities and mortgage-backed securities. The sub-adviser seeks to match the total return of the Aggregate Bond Index, before taking into account Fund costs (fees and expenses). The Aggregate Bond Index represents the securities of the U.S. dollar-denominated investment grade bond market.

The sub-adviser does not intend to purchase all of the securities in the Aggregate Bond Index, but rather will utilize a “sampling” methodology. Sampling means that the sub-adviser will select securities that represent a sample of securities in the Aggregate Bond Index that have a similar investment profile as the entire Aggregate Bond Index in terms of key risk factors, performance attributes and other characteristics. The sub-adviser generally expects the Fund to hold less than the total number of securities in the Aggregate Bond Index, but reserves the right to hold as many securities as it believes necessary to meet the Fund’s investment goal. The quantity of holdings in the Fund will be based on a number of factors, including the Fund’s asset size. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries.

The Fund will not deviate from the above noted strategies at any time for any reason.

Principal Risks
Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund’s Class P shares from year to year and showing how the Fund’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q1 2020: 3.17%; Q1 2022: (5.91%)
Average Annual Total Returns (For the periods ended December 31, 2022)
Average Annual Returns - PD Aggregate Bond Index Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class P	Class P (incepted May 1, 2009)	(13.28%)	(0.25%)	0.81%	May 01, 2009
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	(13.01%)	0.02%	1.06%